FINANCIAL INSTRUMENTS - Hedging Instruments and Hedged Forecast Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	$ 23.0	$ 54.7
Hedging instruments	23.0	54.7
Hedged items premiums paid	(23.0)	(54.7)
Canadian dollar contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	3.2	23.4
Hedging instruments	3.2	23.4
Hedged items premiums paid	(3.2)	(23.4)
Oil contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	19.2	31.3
Hedging instruments	19.2	31.3
Hedged items premiums paid	(19.2)	(31.3)
Gold price contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	0.6	0.0
Hedging instruments	0.6	0.0
Hedged items premiums paid	$ (0.6)	$ 0.0